Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (592,753)	$ (30,348)	$ (40,207)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	59,351	35,043	27,974
Loss on disposal of assets	46	8	7
(Gain) loss on fair value remeasurement of contingent consideration	19,405	(271)	0
Stock-based compensation	489,474
Change in fair value of derivative warrant liabilities	11,412	0	0
Non-cash interest expense (income), net	2,444	6,835	6,440
Amortization of contract cost	808	538	231
Deferred income taxes	(13,409)	1,304	(5,480)
Loss on foreign currency remeasurement	192	464	2,023
Changes in assets and liabilities
Effect of business combinations	(22,411)
Accounts receivable, net	(24,306)	(5,046)	(7,408)
Contract asset	(11,906)	(4,030)	(1,872)
Prepaid expenses	(20,563)	(749)	(537)
Other current assets	3,350	(6,682)	(1,728)
Other assets	(1,702)	2,321	(4,413)
Accounts payable	9,577	(3,384)	7,136
Accrued expenses	20,858	11,930	10,164
Deferred revenue	4,050	9,021	8,598
Other current liabilities	2,218	520	1,189
Other liabilities	557	(401)	375
Net cash provided by (used in) operating activities	(63,308)	17,073	2,492
Cash flows from investing activities:
Purchases of property and equipment	(6,417)	(1,464)	(3,217)
Capitalization of internally developed software costs	(26,920)	(15,920)	(20,756)
Repayment of executive loan notes	4,738
Purchases of intangible assets	(25)	(1,389)	(279)
Acquisition of business, net of cash acquired	(103,871)	(3,934)	(470)
Proceeds from disposal of assets	176	51	99
Net cash used in investing activities	(132,319)	(22,656)	(24,623)
Cash flows from financing activities:
Proceeds from merger with dMY Technology Group, Inc. II	276,341
Proceeds from issuance of common shares			79
Proceeds from issuance of preference shares			6,079
Payment of contingent consideration			(666)
dMY Technology Group, Inc. II transaction costs	(24,828)
Capitalization of Genius equity issuance costs	(20,217)
PIPE financing, net of equity issuance costs	316,800
Issuance of common stock in connection with additional equity offering, net of equity issuance costs	254,774
Issuance of B shares	2
Preference shares payout and Incentive Securities Catch-Up Payment	(313,162)
Repayment of loans and mortgage	(96,959)	(21)	(21)
Proceeds from borrowings		10,024	1,394
Proceeds from exercise of Public Warrants	17,613
Proceeds from shareholder deposits		93	66
Net cash provided by financing activities	410,364	10,096	6,931
Effect of exchange rate changes on cash	(4,140)	(960)	(408)
Net increase (decrease) in cash	210,597	3,553	(15,608)
Cash, beginning of period	11,781	8,228	23,836
Cash, end of period	222,378	11,781	8,228
Supplemental disclosure of cash activities:
Cash paid during the period for interest	887	1,039	400
Cash paid during the period for income taxes	3,542	891	876
Supplemental disclosure of noncash investing and financing activities:
Preference share accretion	11,327	31,870	28,322
Deferred offering costs included in other current assets and accrued expenses		$ 2,093
Contingent consideration for acquisition of business included in other liabilities			$ 2,385
Conversion of preference shares to common stock	69,272
Warrants acquired as part of merger with dMY Technology Group, Inc. II	(84,664)
Exercise of Private Placement Warrants	$ 65,876